Supplemental Information (Tables)	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Statement of Financial Position [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net consists of the following (in thousands):

	April 21, 2014	December 30, 2013
Buildings under deemed landlord financing	$14,750	$16,150
Leasehold improvements	58,584	50,587
Machinery and equipment	14,505	12,399
Furniture and fixtures	3,067	2,669
Automobiles	2,678	2,282
Computer equipment	3,850	3,395
Construction in progress	5,184	6,257
Total Property and equipment, gross	102,618	93,739
Less: Accumulated depreciation	(17,283)	(15,110)
Total Property and equipment, net	$85,335	$78,629

Depreciation is calculated using the straight-line method based on the following estimated lives:

Building under deemed landlord financing	39 years
Leasehold improvements	7 - 20 years
Furniture and fixtures	7 years
Automotive equipment	4 - 5 years
Computer equipment	3 - 5 years
Machinery and equipment	5 years
Property and equipment consists of the following at December 30, 2013 and December 31, 2012:

	2013	2012
Buildings under deemed landlord financing	$16,150,000	$9,300,000
Leasehold improvements	50,586,657	31,704,258
Machinery and equipment	12,399,544	8,259,508
Furniture and fixtures	2,669,189	2,127,642
Automobiles	2,281,816	1,684,047
Computer equipment	3,395,473	2,430,521
Construction in progress	6,256,571	2,641,429
Total Property and equipment, gross	93,739,250	58,147,405
Less: Accumulated depreciation	(15,109,881)	(9,932,466)
Total Property and equipment, net	$78,629,369	$48,214,939

Schedule of Accrued Expenses
Accrued expenses and other consisted of the following (in thousands):

	April 21, 2014	December 30, 2013
Accrued payroll and payroll taxes	$2,557	$2,417
Accrued capital purchases	1,998	1,185
Sales tax payable	1,010	805
Gift certificate payable	394	600
Other accrued expenses	2,383	1,415
Total Accrued expenses and other	$8,342	$6,422

Accrued expenses consisted of the following:

	2013	2012
Accrued payroll and payroll taxes	$2,416,680	$1,352,365
Accrued capital purchases	1,185,181	620,862
Sales tax payable	805,177	552,147
Gift certificate payable	600,059	598,131
Other accrued expenses	1,415,641	619,405
Total accrued expenses and other	$6,422,738	$3,742,910